Asset Retirement Obligations Asset Retirement Obligations (Narrative) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation	$ 25,000,000	$ 17,000,000	$ 0
Assets legally restricted for purposes of settling asset retirement obligations	$ 0	$ 0